Note 6 - Trade and Other Receivables (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of the components of trade and other receivables [text block]
	As at	As at
	June 30, 2018	March 31, 2018
Trade account receivables, net	$331,593	$332,083
Accrued gas receivables	8,334	15,893
Unbilled revenues	292,698	301,577
Other	44,608	47,754
	$677,233	$697,307